Short-term borrowings and long-term debt - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Jul. 21, 2020	Jul. 21, 2015	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Payment of total annual dividend per common share			¥ 35
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings notional amount		¥ 120,000
Debt instrument conversion price per share		¥ 5,008
Amount in excess of dividends for which conversion price adjusted		¥ 25	25
Debt instrument revised conversion price per share			¥ 4,952.8
Debt instrument percentage of principal amount due for redemption			100.00%
Long term debt date of maturity		September 28, 2022
Payment of total annual dividend per common share			¥ 65
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member] | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt instrument revised conversion price per share		¥ 3,526.5
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument revised conversion price per share		¥ 5,008
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member] | Prospective Redemption [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument percentage of principal amount due for redemption	100.00%
Number of consecutive trading days for determining the share price	20 days
One Hundred And Thirty Percent Callable Unsecured Zero Coupon Convertible Bonds [Member] | Prospective Redemption [Member] | Bottom of range
Disclosure of detailed information about borrowings [line items]
Share price as a percentage of conversion price	130.00%